Other Non-Current Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 108	£ 86
Financial assets	15,734	13,543
Other Non Current Receivables [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	34	44
Other Non Current Receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	13	23
Other Non Current Receivables [member] | Remaining Balance [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	£ 21	£ 21